Schedule of Investments

ARK Genomic Revolution ETF

October 31, 2025 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.8%

Biotechnology - 54.9%
Absci Corp.*†	11,652,929	$49,874,536
Amgen, Inc.	48,114	14,358,661
Arcturus Therapeutics Holdings, Inc.*†	2,451,103	24,437,497
Beam Therapeutics, Inc.*	1,977,658	49,461,227
CareDx, Inc.*	2,139,462	32,091,930
Caris Life Sciences, Inc.*	247,983	7,459,329
Compass Pathways PLC (United Kingdom)*(a)	2,157,864	13,637,700
CRISPR Therapeutics AG (Switzerland)*	1,793,364	114,757,362
Exact Sciences Corp.*	340,042	21,997,317
Incyte Corp.*	149,878	14,010,595
Intellia Therapeutics, Inc.*	3,095,606	39,066,548
Ionis Pharmaceuticals, Inc.*	614,488	45,656,458
Natera, Inc.*	278,278	55,357,842
Nurix Therapeutics, Inc.*	1,535,169	19,865,087
Prime Medicine, Inc.*	5,015,204	24,775,108
Recursion Pharmaceuticals, Inc., Class A*	11,438,284	63,139,328
Regeneron Pharmaceuticals, Inc.	12,260	7,991,068
Twist Bioscience Corp.*	2,107,045	69,300,710
Veracyte, Inc.*	1,132,313	40,853,853
Vertex Pharmaceuticals, Inc.*	26,103	11,108,654
Total Biotechnology		719,200,810

Electronic Equipment, Instruments & Components - 1.2%
908 Devices, Inc.*†	1,987,967	15,863,977

Health Care Equipment & Supplies - 2.1%
Butterfly Network, Inc.*	6,266,402	16,856,622
Cerus Corp.*	6,731,213	9,894,883
Total Health Care Equipment & Supplies		26,751,505

Health Care Providers & Services - 6.0%
GeneDx Holdings Corp.*	104,522	14,310,107
Guardant Health, Inc.*	693,573	64,516,161
Total Health Care Providers & Services		78,826,268

Health Care Technology - 4.0%
Schrodinger, Inc.*	1,916,963	40,332,901
Veeva Systems, Inc., Class A*	41,188	11,993,946
Total Health Care Technology		52,326,847

Life Sciences Tools & Services - 30.2%
10X Genomics, Inc., Class A*	3,273,458	44,649,967
Adaptive Biotechnologies Corp.*	2,823,807	49,021,289
Illumina, Inc.*	393,513	48,614,596
Pacific Biosciences of California, Inc.*	10,912,676	25,535,662
Personalis, Inc.*†	7,932,773	76,471,932
Quantum-Si, Inc.*	7,053,998	15,166,096
Standard BioTools, Inc.*	3,081,891	3,698,269
Tempus AI, Inc.*	1,485,368	133,460,315
Total Life Sciences Tools & Services		396,618,126

Pharmaceuticals - 1.4%
ATAI Life Sciences NV (Germany)*	3,040,124	17,754,324
Total Common Stocks
(Cost $2,626,578,993)		1,307,341,857
MONEY MARKET FUND–0.0%(b) Goldman Sachs Financial Square Treasury
Obligations Fund, 3.94% (c)
(Cost $585,096)	585,096	585,096

Total Investments–99.8%
(Cost $2,627,164,089)		1,307,926,953
Other Assets in Excess of Liabilities–0.2%		3,174,714
Net Assets–100.0%		$1,311,101,667

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Less than 0.05%
(c)	Rate shown represents annualized 7-day yield as of October 31, 2025.

Schedule of Investments (continued)

ARK Genomic Revolution ETF

October 31, 2025 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2025(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2025	Value ($) at 10/31/2025(a)
Common Stocks — 12.7%
Biotechnology — 5.7%

Absci Corp.
33,212,741	14,227,255	(12,991,473)	1,686,396	13,739,617	–	–	–	11,652,929	49,874,536

Arcturus Therapeutics Holdings, Inc.
20,607,391	21,353,238	(10,432,974)	314,117	(7,404,275)	–	–	–	2,451,103	24,437,497

Electronic Equipment, Instruments & Components — 1.2% 908 Devices, Inc.
14,371,630	5,126,591	(6,163,170)	(8,517,631)	11,046,557	–	–	–	1,987,967	15,863,977

Life Sciences Tools & Services — 5.8%
Personalis, Inc.
38,378,556	25,218,064	(19,979,847)	(83,772)	32,938,931	–	–	–	7,932,773	76,471,932
$106,570,318	$65,925,148	$(49,567,464)	$(6,600,890)	$50,320,830	$–	$–	$–	24,024,772	$166,647,942

(a)	The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of October 31, 2025.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2025, based upon the three levels defined above:

ARK Genomic Revolution ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,307,341,857	$–	$–	$1,307,341,857
Money Market Fund	585,096	–	–	585,096
Total	$1,307,926,953	$–	$–	$1,307,926,953

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.